Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2013
Income Tax [Line Items]
Undistributed earnings from non-U.S. subsidiaries	$ 406.6
Valuation Allowance	250.7	265.6
Increase/(decrease) in valuation allowance related to federal, state and foreign assets	62.4	(64.6)	(12.7)
Deferred tax federal assets valuation allowance	201.6
Deferred tax state assets valuation allowance	42.7
Decrease in foreign-related valuation allowance	14.9
Decrease in federal and state valuation allowance	2.2
Percentage of settlement amount being realized	50.00%
Unrecognized tax benefits	33.4	33.9		36.0
Unrecognized tax benefits that impact the effective income tax rate	8.9			9.5
Unrecognized tax benefits that would not impact the effective income tax rate	16.3
Period of change in amount of unrecognized tax benefits	12 months
Accrued interest related to uncertain tax positions	6.0			4.9
Decrease in accrued interest related to uncertain tax positions from the prior year	0.9
Interest and penalties subject to indemnification	5.3			4.0
Domestic Tax Authority
Income Tax [Line Items]
Operating Loss carry forwards	413.6
Loss carryforwards expiration	2032
Losses generated	37.8
Internal Revenue Service (IRS)
Income Tax [Line Items]
Operating Loss carry forwards	7.8
State and Local Jurisdiction
Income Tax [Line Items]
Operating Loss carry forwards	587.5
Losses generated	213.0
Minimum loss carry forwards	20 years
Foreign Tax Authority
Income Tax [Line Items]
Operating Loss carry forwards	67.7
Valuation Allowance	6.4
Cardinal
Income Tax [Line Items]
Unrecognized tax benefits	8.3			6.0
Interest and penalties related to indemnification	5.2
Decrease in interest and penalties related to indemnification from prior year	$ 0.8